Fair Value measurements and Risk management (Tables)	9 Months Ended	11 Months Ended
	Dec. 31, 2021	Nov. 29, 2021
Summary of charterers that individually accounted for 10% or more of the Company's time charter revenues

From April 15, 2021
Charterer	through December 31, 2021
A	35%
B	32%
C	26%

OceanPal Inc. Predecessor
Summary of charterers that individually accounted for 10% or more of the Company's time charter revenues

During the period from January 1, 2021, to November 29, 2021 and during 2020 and 2019, charterers that individually accounted for 10% or more of the OceanPal Inc. Predecessors time charter revenues were as follows:

	From January 1, 2021 to
Charterer	November 29, 2021	2020	2019
C Transport Maritime LTD	38%
Vitera Chartering	29%
Reachy International	28%
Cargill International S.A.		34%	33%
Phaethon International Co AG.		34%
Uniper Global Commodities, Dusseldorf GE		22%
Crystal Sea Shipping Co., Limited		10%	12%
Hadson Shipping Lines Inc.			30%
Glencore Agriculture BV			22%